Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	FIDELITY UNION STREET TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000880797
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2020
Prospectus Date	rr_ProspectusDate	Oct. 30, 2019